GUNDERSON DETTMER STOUGH

VILLENEUVE FRANKLIN & HACHIGIAN, LLP

ONE MARINA PARK DRIVE, SUITE 900

BOSTON, MA 02210

TELEPHONE:  (617) 648-9100        FACSIMILE:  (617) 648-9199

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CONFIDENTIAL

July 11, 2014

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Attention:	Amanda Ravitz
Jay Mumford
Daniel Morris

Re:	Histogenics Corporation Amendment No. 3 to Confidential Draft Registration Statement on Form S-1 Submitted May 16, 2014 CIK No. 0001372299

Dear Ms. Ravitz:

On behalf of Histogenics Corporation (the “Company”), we submit this letter in response to comments from the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) received by letter dated June 3, 2014 relating to the Company’s Amendment No. 3 to Confidential Draft Registration Statement on Form S-1, confidentially submitted on May 16, 2014 (the “Draft Registration Statement”).

On behalf of the Company, we are also submitting via EDGAR an amendment to the Draft Registration Statement on Form S-1 (the “Registration Statement”), and for the convenience of the Staff, we are providing to the Staff by overnight delivery copies of this letter and marked copies of the Registration Statement (against the Draft Registration Statement).

In this letter, we have recited the written comments from the Staff in italicized, bold type and have followed each comment with the Company’s response.

Phase 3 Clinical Trial, page 8

1.	We note your response to prior comment 8. Please clarify, if true, that the endpoint was deemed appropriate by the FDA.

RESPONSE TO COMMENT 1:

The Company acknowledges the Staff’s comment. The Company would like to clarify that the U.S. Food and Drug Administration’s Special Protocol Assessment (SPA) procedure can document the FDA’s agreement that the design and planned analysis of a study adequately address objectives in support of a regulatory submission. Pursuant to the SPA process, the FDA agreed to

July 11, 2014

the Company’s Phase 3 protocol design, including the choice of a one-year superiority endpoint. The Company does note that final determinations for approval under an SPA are made after a complete review of a marketing application and are based on the entire data in the application.

Purpose Co., Ltd., page 93

2.	We note your response to prior comment 10; however, it remains unclear how the transfer of shares will occur prior to effectiveness. Please expand your disclosure to explain in detail how you determined that “sufficient” shares are held in escrow and tell us how you have ensured that the “necessary number of shares of common stock can be quickly and easily transferred.” Also, please address what will happen if the offering size changes after effectiveness and clarify whether the offering of shares by selling shareholders, if any, could change the number of shares transferred.

RESPONSE TO COMMENT 2:

The Company acknowledges the Staff’s comment and has expanded its discussion of shares to be transferred upon completion of the initial public offering to explain which investors would be transferring the shares to Purpose as requested.

The Company holds in escrow an amount of shares in excess of the number of shares that would be necessary to transfer to Purpose based on the Company’s current expectations of potential offering sizes. If the offering size changes after effectiveness, the number of shares to be transferred to Purpose will be adjusted appropriately by either transferring additional shares from the shares held in escrow or, if the escrow is exhausted, by further reallocation of additional shares from the stockholders obligated to reallocate shares pursuant to the Company’s Second Amended and Restated Stockholders’ Agreement dated as of December 18, 2013 and submitted as Exhibit 4.3 to the Registration Statement. No shares are being sold by selling shareholders as part of the offering.

Principal Stockholders, page 134

3.	Also, with regard to prior comment 10, please tell us the basis for your belief that disclosure of the identity of the transferors and their percentage of consideration need only be disclosed for affiliates or beneficial owners of more than 5% of the registrant’s shares.

RESPONSE TO COMMENT 3:

The Company acknowledges the Staff’s comment and has expanded its discussion in the Principal Stockholders section of the Registration Statement to further describe the identity of the stockholders are required to transfer shares to Purpose. As previously indicated, the Company has not included the complete list of stockholders required to transfer shares to Purpose in the Registration Statement because this disclosure is not required by Regulation S-K as such stockholders are neither affiliates nor beneficial owners of five percent or more of the Company’s outstanding Common Stock (on an as-converted basis), and the Company respectfully believes that it is not otherwise material to investors. Additionally, Exhibit 4.3 (Second Amended and Restated Stockholders’ Agreement dated as of December 18, 2013) to the Registration Statement includes a breakdown of the percentage of consideration allocated to each applicable stockholder pursuant to the Company’s agreement with Purpose.

July 11, 2014

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Please do not hesitate to contact me at (781) 795-3555 if you have any questions or would like additional information regarding this matter.

Very truly yours,

GUNDERSON DETTMER STOUGH

VILLENEUVE FRANKLIN & HACHIGIAN LLP

By:	/s/ Marc Dupré

cc:	Adam Gridley Kevin McArdle Richard Blake Keith Scherer Nevin Fox Albert Vanderlaan